Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash		$ 185,009	$ 201,763	$ 19,406
Restricted cash, including amounts held by variable interest entities (VIEs)		63,978	44,461	1,521
Consumer receivables		153,634	153,741	68,794
Allowance for credit losses on consumer receivables		(22,291)	(22,323)	(9,127)
Consumer receivables, net, including amounts held by VIEs		131,343	131,418	59,667
Enterprise receivables		14,207	6,002
Property and equipment, net		2,140	1,801	502
Intangible assets, net		212,948	25,124	9,275
Goodwill		161,678	52,541	21,565
Other assets		37,932	28,428	11,707
Total assets		809,235	491,538	123,643
Liabilities:
Secured loans		88,290	43,591	24,395
Accounts payable and accrued liabilities		43,933	36,868	20,968
Subordinated convertible notes, at fair value				14,000
Related party loan				5,000
Warrant liability		4,350	8,260	24,667
Other debt, including amounts held by VIEs		152,625	143,000	3,207
Total liabilities		371,146	258,304	92,237
Other liabilities		81,948	26,585
Commitments and contingencies (Note 16)
Redeemable convertible preferred stock		194,675		288,183	[1]
Redeemable noncontrolling interests				71,852
Stockholders’ equity (deficit):
Common Stock Value		24	23
Additional paid-in capital		723,394	708,175
Accumulated deficit		(470,304)	(465,264)	(327,629)
Treasury stock at cost		(9,700)	(9,700)	(1,000)
Total stockholders’ equity		243,414	233,234	(328,629)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity		$ 809,235	491,538	$ 123,643
As Previously Reported
Assets
Cash			201,763
Restricted cash, including amounts held by variable interest entities (VIEs)			44,461
Consumer receivables			153,741
Allowance for credit losses on consumer receivables			(22,323)
Consumer receivables, net, including amounts held by VIEs			131,418
Property and equipment, net			1,801
Intangible assets, net			25,124
Goodwill			52,541
Other assets			34,430
Total assets			491,538
Liabilities:
Secured loans			43,591
Accounts payable and accrued liabilities			63,453
Subordinated convertible notes, at fair value
Related party loan
Warrant liability			8,260
Other debt, including amounts held by VIEs			143,000
Total liabilities			258,304
Commitments and contingencies (Note 16)
Redeemable convertible preferred stock	[1]
Stockholders’ equity (deficit):
Common Stock Value			23
Additional paid-in capital			708,175
Accumulated deficit			(465,264)
Treasury stock at cost			(9,700)
Total stockholders’ equity			233,234
Total liabilities, redeemable convertible preferred stock and stockholders’ equity			$ 491,538

[1]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details.